TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current trade payables
Suppliers and commercial accruals	$ 38,445	$ 42,315
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	913	1,200
Total Current trade payables	39,358	43,515
Non-current trade payables
Suppliers and commercial accruals	2,448	3,206
Total Non-current trade payables	2,448	3,206
Total trade payables	$ 41,806	$ 46,721